Fixed Assets - Acquisition of Vessel in 2023 (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fixed Assets
Vessels, net	$ 1,150,782	$ 840,662
Above market acquired charters (Note 7)	58,254	67,227
Below market acquired charters (Note 7)	(5,036)	(94,889)
Total	$ 1,204,000	$ 813,000